Borrowings (Details) - Schedule of Borrowings - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Borrowings [Line Items]
Total Syndicated term loan	[1]	$ 40,191	$ 38,626
Total Other term loan	[1]	93,788	95,720
Total Lease liabilities	[1]	34,966	34,192
Total Factoring obligations	[1]	4,017	2,317
Total Notes		$ 115,000	115,000
Syndicated Term Loan One [Member]
Borrowings [Line Items]
Currency		COP
Range of Interest		IBR + 5.30%
Maturity Year		2023-2025
Total Syndicated term loan		$ 40,652	39,156
Amortized Cost [Member]
Borrowings [Line Items]
Currency		COP
Range of Interest		N/A
Maturity Year		2023
Total Syndicated term loan		$ (461)	(530)
Other Term Loan One [Member]
Borrowings [Line Items]
Currency		COP
Range of Interest		IBR+ 9.0%, 23.5% (2022: IBR+ 5.0%, DTF+ 3%, 13.99%-25.3%)
Maturity Year		2022-2025
Total Other term loan		$ 12,407	9,549
Other Term Loan Two [Member]
Borrowings [Line Items]
Currency		COP
Range of Interest		IBR + 2.25%- IBR 7.95% (2022: IBR+2.25%-10.2%)
Maturity Year		2022-2025
Total Other term loan		$ 23,342	21,267
Other Term Loan Three [Member]
Borrowings [Line Items]
Currency		Soles
Range of Interest		8.0% - 14.50% (Fixed) (2022: 8.0% - 12.79% (Fixed))
Maturity Year		2022-2024
Total Other term loan		$ 6,619	6,837
Other Term Loan Four [Member]
Borrowings [Line Items]
Currency		Reales
Range of Interest		9.84% - 18% N.A.
Maturity Year		2023-2024
Total Other term loan		$ 1,137	2,176
Other Term Loan Five [Member]
Borrowings [Line Items]
Currency		USD
Range of Interest		SOFR+ (5.80%-7.00%), SOFR6M + (2%-3%) (2022: SOFR+ (4.80%-5.80%))
Maturity Year		2023
Total Other term loan		$ 24,669	23,454
Other Term Loan Six [Member]
Borrowings [Line Items]
Currency		USD
Range of Interest		6.5%-16.8% N.A. (2022: 6.36%-16.8%)
Maturity Year		2022-2025
Total Other term loan		$ 25,614	32,437
Lease Liabilities One [Member]
Borrowings [Line Items]
Currency		COP
Range of Interest		IBR+(3.82%-7.3%), DTF + 5.5% (2022: DTF + (5,18% - 10,11%) T.A., IBR+7.5%)
Maturity Year		2022-2030
Total Lease liabilities		$ 10,170	10,475
Lease Liabilities Two [Member]
Borrowings [Line Items]
Currency		COP
Range of Interest		IBR+ (4.2%-8.2%) (2022: DTF+ 4.54%-10.42 T.A.
Maturity Year		2022-2025
Total Lease liabilities		$ 3,944	3,653
Lease Liabilities Three [Member]
Borrowings [Line Items]
Currency		USD
Range of Interest		0.75%-21.48%, DTF+5.50%, IBR+4.10% (2022: 0.75%-21.48%)
Maturity Year		2023-2032
Total Lease liabilities		$ 20,852	14,787
Lease Liabilities Four [Member]
Borrowings [Line Items]
Currency		COP
Range of Interest		1.91%-12.23%, IBR+4.68%
Maturity Year		2023
Total Lease liabilities			4,703
Lease Liabilities Five [Member]
Borrowings [Line Items]
Currency		Reales
Range of Interest		0.70-8.72% (Fixed)
Maturity Year		2023-2024
Total Lease liabilities			574
Portfolio Factoring One [Member]
Borrowings [Line Items]
Currency		COP
Range of Interest		DTF+7% (2022: DTF+8%)
Maturity Year		2023
Total Factoring obligations		$ 1,583	1,508
Portfolio Factoring Two [Member]
Borrowings [Line Items]
Currency		COP
Range of Interest		2% - 22.4% (2022: 15.0% - 27% N.A.)
Maturity Year		2023
Total Factoring obligations		$ 2,434	809
Overdrafts and Credit Cards [Member]
Borrowings [Line Items]
Currency		COP
Range of Interest		19.68% - 32% E.A. (Fixed)
Maturity Year		2023
Overdrafts and credit cards		$ 357	80
The Prudential Insurance Company Of America [Member]
Borrowings [Line Items]
Currency		USD
Range of Interest		8.50% (Fixed)
Maturity Year		2031
Total Notes		$ 60,020	60,020
Prudential Annuities Life Assurance Corporation [Member]
Borrowings [Line Items]
Currency		USD
Range of Interest		8.50% (Fixed)
Maturity Year		2031
Total Notes		$ 29,980	29,980
Healthspring Life & Health Insurance Company, Inc [Member]
Borrowings [Line Items]
Currency		USD
Range of Interest		8.50% (Fixed)
Maturity Year		2031
Total Notes		$ 18,350	18,350
CIGNA Health and Life Insurance Company [Member]
Borrowings [Line Items]
Currency		USD
Range of Interest		8.50% (Fixed)
Maturity Year		2031
Total Notes		$ 6,650	$ 6,650

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 13. Trade and other receivables, net.